Basis of preparation - Overland Joint Venture (Details) $ in Thousands		12 Months Ended
	Dec. 14, 2020 USD ($) product_candidate	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Deferred gain of joint venture		$ 23,539	$ 0
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Proportion of equity interest in joint venture	49.00%
Fair value of investments in joint ventures	$ 48,040
Gain on joint venture	$ 24,501
Deferred gain of joint venture		23,539
Proportionate share in joint venture's net loss		$ 132
Overland Pharmaceuticals | Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Number of product candidates to be developed and commercialized | product_candidate	4
Investment in joint venture	$ 50,000
Proportion of equity interest in joint venture	51.00%